ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	$ (302,002)	$ (405,092)	$ 43,629
Other comprehensive (loss) income:
Other comprehensive (loss) income	(21,538)	15,208	18,629
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	(252,555)	(321,626)	33,564
Other comprehensive (loss) income:
Foreign currency translation adjustments	(18,012)	11,607	14,332
Other comprehensive (loss) income	(18,012)	11,607	14,332
Total comprehensive (loss) income	$ (270,567)	$ (310,019)	$ 47,896